CCRF Prime Portfolio
                                                      Institutional Class Shares
                                                            IllinoisPrime Shares

                                                          CCRF Federal Portfolio
                                                      Institutional Class Shares

                                              Prospectus Dated November 1, 2005,
                                                   as supplemented April 3, 2006

                                    [IMAGES]

Neither the Securities and
Exchange Commission nor any
state securities commission
has approved or disapproved of
these securities or passed
upon the accuracy or adequacy
of this Prospectus. Any
representation to the contrary
is a criminal offense.

                                                                [Commonwealth
                                                               -----------------
                                                               Cash Reserve Fund
                                                                      LOGO]

                           Institutional Class Shares
                              IllinoisPrime Shares

                      Commonwealth Cash Reserve Fund, Inc.

Commonwealth Cash Reserve Fund, Inc. (the "Corporation") is offering two separate investment portfolios (each a "Portfolio" and, collectively, the "Portfolios") by means of this Prospectus. Both the Commonwealth Cash Reserve Fund (the "Prime Portfolio") and the Federal Portfolio (the "Federal Portfolio") are money market funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. This Prospectus gives you important information about the Institutional Class Shares and the IllinoisPrime Shares of the Prime Portfolio ("IllinoisPrime Shares") and the Institutional Class Shares of the Federal Portfolio that you should know before investing.

PFM Asset Management LLC ("PFM Asset Management" or the "Adviser") serves as each Portfolio's investment adviser.

       4350 North Fairfax Drive o Suite 580 o Arlington, Virginia 22203
                                o 1-800-338-3383

                              CCRF PRIME PORTFOLIO
                             CCRF FEDERAL PORTFOLIO

                      Commonwealth Cash Reserve Fund, Inc.

                                Table of Contents

Risk/Return Summary - Prime Portfolio .......................................  2
      Investment Objectives & Principal Investment Strategies
      Principal Risks
      Portfolio Performance
      Portfolio Expenses

Risk/Return Summary - Federal Portfolio ....................................   6
      Investment Objectives & Principal Investment Strategies
      Principal Risks
      Portfolio Performance
      Portfolio Expenses

Investment Objectives and Policies .........................................   9
      Special Information about Cash Management for Municipalities & Institutions Valuation

Management of the Corporation ..............................................  12
      Board of Directors
      Investment Advisory & Administrative Arrangements

Shareholder Information ....................................................  14
      How to Purchase & Redeem Shares
      Dividend, Tax & Related Information

Financial Highlights .......................................................  21

For More Information ...............................................  Back Cover

Risk/Return Summary - Prime Portfolio
--------------------------------------------------------------------------------

Investment Objectives and Principal Investment Strategies

The Prime Portfolio is a money market fund that seeks to provide its shareholders with current income as high as is consistent with stability, safety of principal and liquidity and to maintain a stable net asset value ("NAV") of $1.00 per share. To do so, the Prime Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less.

The Prime Portfolio invests exclusively in high-quality, short-term money market instruments. These instruments include:

      * Unconditional obligations of the United States Government or its agencies

      *     High quality debt obligations of U.S. companies

      *     Obligations of financial institutions

Principal Risks

Notwithstanding the high-quality securities in which the Prime Portfolio exclusively invests, an investment in the Prime Portfolio - like an investment in any money market fund - is subject to certain basic risks.

One of these is related to interest rates -- the chance that falling short-term interest rates will cause the Portfolio's income to decline or that rising interest rates may diminish the value of the Portfolio's investment securities.

A second is "management risk" -- the possibility that securities selected by the Portfolio's investment adviser will cause the Portfolio to underperform other money market funds.

Finally, the Portfolio is subject to "credit risk" -- the risk that the issuer of a security held by the Portfolio will fail to pay interest and principal in a timely manner.

An investment in the Prime Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk/Return Summary - Prime Portfolio
--------------------------------------------------------------------------------

Performance and Expenses

Portfolio Performance

The following information illustrates how the Institutional Class Shares of the Prime Portfolio have performed over time. The bar chart gives some indication of risk by showing changes in the Portfolio's performance from year to year. The table below the bar chart illustrates the average annual return of Institutional Class Shares of the Portfolio for the periods indicated. Keep in mind that the information below is calculated on a calendar year basis, while corresponding information set forth in the Financial Highlights portion of this Prospectus is calculated based on the Portfolio's fiscal year. Of course, past performance is not a guarantee of future results.

This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares from year to year for the past ten years. IllinoisPrime Shares were not issued during this period. In any case the performance would have differed due to differences in expenses.

[THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

1996     5.46%
1997     5.61%
1998     5.57%
1999     5.20%
2000     6.43%
2001     4.17%
2002     1.77%
2003     1.12%
2004     1.29%
2005     3.07%

Note: Results are shown on a calendar year basis, though the Portfolio's fiscal year end is June 30. On June 18, 2004, the Corporation's Board of Directors approved changing the fiscal year-end of the Corporation's portfolios to June
30. Prior to June 18, 2004, the fiscal year-end of the Corporation's portfolios was March 31.

           High Quarter           4th Qtr 2000      1.64%

           Low Quarter            2nd Qtr 2004       .24%

There is no performance information for the IllinoisPrime Shares of the Portfolio because this class of shares had not yet been issued as of the date of this Prospectus.

Average Annual Total Return of
Institutional Class Shares
(as of calendar year ended December 31,        Past        Past        Past
2005)                                        One Year   Five Years   Ten Years
--------------------------------------------------------------------------------
Prime Portfolio                                3.07%       2.28%       3.95%


To obtain current yield information, call 1-800-338-3383.

Risk/Return Summary - Prime Portfolio
--------------------------------------------------------------------------------

Portfolio Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Prime Portfolio. It is based upon gross expenses, without taking into account any fees that may have been waived by the Adviser or other service providers.

                                                Institutional    Illinois Prime
                                                 Class Shares        Shares
                                                --------------   --------------
Management Fees (1)                                       0.16%            0.21%
Distribution and Service (12b-1) Fees (2)                 0.00%            0.00%
Other Expenses                                            0.06%            0.06%
Total Portfolio Operating Expenses                        0.22%            0.27%

(1) Figures shown under the heading "Management Fees" include both advisory, administration and transfer agency fees payable to the Adviser. The Adviser may, in its sole discretion, waive all or a portion of these fees in any year. During the fiscal years ended June 30, 2005, June 30, 2004 and March 31, 2004, the Portfolio's investment adviser waived fees equal to approximately .06%, .07% and .06%, respectively, of the Portfolio's average daily net assets on an annualized basis. After giving effect to this fee waiver, Management Fees paid by the Portfolio during the fiscal years ended June 30, 2005, June 30, 2004 and March 31, 2004 were .10%, .09% and .10%, respectively, of the average daily net assets of Institutional Class Shares of the Portfolio on an annualized basis. The IllinoisPrime Shares had not yet been issued as of the date of this Prospectus. The Adviser's goal is to maintain an overall expense ratio not to exceed 0.15% and 0.20% of the average daily net assets for Institutional Class Shares and IllinoisPrime Shares, respectively, during the current fiscal year. The Adviser expects to waive a portion of its fees during the current fiscal year, if necessary, to assist the Prime Portfolio in achieving these levels of expenses.

(2) Expenses associated with the distribution of the Prime Portfolio's shares include any expenses associated with the 12b-1 Plan of Distribution adopted by the Corporation pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") related to the Prime Portfolio. Under the 12b-1 Plan, distribution related expenses paid may not exceed .25% of the Prime Portfolio's average daily net assets. Under the Distribution Agreement between the Corporation and PFM Fund Distributors, Inc. (the "Distributor"), dated July 1, 2005 (the "Distribution Agreement"), the Distributor is required to bear all of the costs associated with distribution of shares of the Prime Portfolio, including the incremental costs of printing and mailing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of printing, distributing and publishing sales literature and advertising materials, except for certain expenses under the 12b-1 Plan which are approved by the Board of Directors and paid by the Portfolio. Currently, no expenses have been approved by the Board of Directors for payment by the Portfolio under the 12b-1 Plan. Thus, the Portfolio is not currently accruing any amounts pursuant to the 12b-1 Plan.

Risk/Return Summary - Prime Portfolio
--------------------------------------------------------------------------------

Expense Example

This example allows you to compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. It is based on the following assumptions: $10,000 initial investment; 5% total return on your investment each year; Portfolio operating expenses remain as shown in the table above throughout the period; and redemption at the end of each time period.

       Term               Institutional Class Shares       Illinois Prime Shares
       ----               --------------------------       ---------------------
       1 year                       $  23                         $  28
       3 years                      $  71                         $  87
       5 years                      $ 124                         $ 152
       10 years                     $ 281                         $ 344

This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

Risk/Return Summary - Federal Portfolio
--------------------------------------------------------------------------------

Investment Objectives and Principal Investment Strategies

The Federal Portfolio is a money market fund that seeks to provide its shareholders with current income as high as is consistent with stability, safety of principal and liquidity and to maintain a stable NAV of $1.00 per share. To do so, the Federal Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less.

The Federal Portfolio invests exclusively in obligations of the United States Government, its agencies and instrumentalities ("U.S. Government Obligations"); repurchase agreements secured by U.S. Government Obligations and money market mutual funds that invest exclusively in such U.S. Government Obligations and repurchase agreements.

Principal Risks

As in the case of any money market fund investment, an investment in the Federal Portfolio is subject to three basic risks.

First, an investment in the Federal Portfolio is subject to "interest rate risk" -- the chance that falling short-term interest rates will cause income earned by the Federal Portfolio to decline or that rising interest rates may diminish the value of the Portfolio's investment securities.

A second risk is "management risk" -- the possibility that securities selected by the Portfolio's investment adviser will cause the Portfolio to under perform other money market funds with similar investment strategies.

Finally, the Federal Portfolio is subject to "credit risk" -- the risk that the issuer of a security held by the Portfolio will fail to pay interest and principal in a timely manner.

The Federal Portfolio is permitted to invest only in U.S. Government obligations, repurchase agreements secured by U.S. Government Obligations and money market mutual funds that invest exclusively in such instruments.

A substantial redemption by a major shareholder of the Federal Portfolio within a short period of time could require the Adviser to liquidate positions more rapidly than would otherwise be desirable, which could adversely affect the Federal Portfolio's return.

An investment in the Federal Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance and Expenses

Portfolio Performance

The following information illustrates how the Institutional Class Shares of the Federal Portfolio have performed over time. The bar chart gives some indication of risk by showing changes in the Portfolio's performance from year to year. The table below the bar chart illustrates the average annual return of Institutional Class Shares of the Portfolio for the periods indicated. Keep in mind that the information below is calculated on a calendar year basis, while corresponding information set forth in the Financial Highlights portion of this Prospectus is calculated based on the Portfolio's fiscal year. Of course, past performance is not a guarantee of future results.

[THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

2004     1.16%
2005     3.04%

Risk/Return Summary - Federal Portfolio
--------------------------------------------------------------------------------

This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares during 2004 and 2005, the only full calendar years which it was operational.

Note: Results are shown on a calendar year basis, though the Portfolio's fiscal year end is June 30. On June 18, 2004, the Corporation's Board of Directors approved changing the fiscal year-end of the Corporation's portfolios to June
30. Prior to June 18, 2004, the fiscal year-end of the Corporation's portfolios was March 31.

         High Quarter             4th Qtr 2005                   .96%

         Low Quarter              2nd Qtr 2004                   .22%


Average Annual Total Return of Institutional Class Shares             Past               Since
(as of Calendar year ended December 31, 2005)                       One Year          Inception *
--------------------------------------------------------------- ------------------ ------------------
Federal Portfolio                                                    3.04%                1.59%

* The Federal Portfolio commenced operations on May 19, 2003.

To obtain current yield information, call 1-800-338-3383.

Portfolio Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. It is based upon gross expenses, without taking into account any fees that may have been waived by the Adviser or other service providers.

                                                      Institutional Class Shares
                                                      --------------------------
Management Fees (1)                                              0.17%
Distribution and Service (12b-1) Fees (2)                        0.00%
Other Expenses                                                   0.10%
Total Portfolio Operating Expenses                               0.27%

(1) Figures shown under the heading "Management Fees" include both advisory and administration fees payable to the Adviser. Fee waivers and/or expense reimbursements may be provided by the Adviser, on a voluntary basis from time to time. The Federal Portfolio commenced operations May 19, 2003. During the fiscal years ended June 30, 2005 and June 30, 2004 and the period May 19, 2003 to March 31, 2004, the Portfolio's investment adviser waived fees equal to approximately .11%, .17% and.13%, respectively, of the Portfolio's average daily net assets on an annualized basis. After giving effect to this fee waiver, Management Fees paid by the Portfolio during the fiscal years ended June 30, 2005 and June 30, 2004 and the period May 19, 2003 to March 31, 2004 were .06%, 0% and .04%, respectively, of the Portfolio's average daily net assets on an annualized basis.

(2) Expenses associated with the distribution of the Portfolio's shares include any expenses associated with the 12b-1 Plan related to the Federal Portfolio. Under, the 12b-1 Plan distribution related expenses paid by the Portfolio may not exceed .25% of the Portfolio's average daily net assets. Under the Distribution Agreement, the Distributor is required to bear all of the costs associated with distribution of shares of the Portfolio, including the incremental cost of printing and mailing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of printing, distributing and publishing sales literature and advertising materials, except for certain expenses under the 12b-1 Plan which are approved by the Board of Directors and paid by the Portfolio. Currently, no expenses have been approved by the Board of Directors for payment by the Portfolio under the 12b-1 Plan. Thus, the Portfolio is not currently accruing any amounts pursuant to the 12b-1 Plan.

Risk/Return Summary - Federal Portfolio
--------------------------------------------------------------------------------

Expense Example

This example allows you to compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. It is based on the following assumptions: $10,000 initial investment; 5% total return on your investment each year; Portfolio operating expenses remain as shown in the table above throughout the period; and redemption at the end of each time period.

                                Institutional Class
       Term                            Shares
       ----                     -------------------
       1 year                          $  28
       3 years                         $  87
       5 years                         $ 152
       10 years                        $ 344

This example should not be considered a representation of past or future expenses. Actual expenses may be greater than or less than those shown.

Investment Objectives and Policies
--------------------------------------------------------------------------------

The objective of each of the Portfolios is to provide its shareholders with current income as high as is consistent with stability, safety of principal and liquidity, and to maintain a stable net asset value ("NAV") of $1.00 per share. To do so, the Portfolios maintain a dollar-weighted average portfolio maturity of 90 days or less. These objectives may not be changed without the approval of the relevant Portfolio's outstanding voting securities.

To achieve its investment objective, each Portfolio is permitted to purchase the instruments described in this Prospectus. Each Portfolio will invest only when the Adviser is satisfied that the credit risk presented by any investment is minimal. Detailed information about the Portfolios' investment policies is included in the Statement of Additional Information.

Obligations of the United States Government. These are U.S. Treasury bills, notes and bonds, and securities issued, sponsored or unconditionally guaranteed as to payment of principal and interest by the United States or any agency or instrumentality of the United States. Examples of agencies of the United States include Fannie Mae, Freddie Mac, the Federal Home Loan Banks, Federal Farm Credit System, and Government National Mortgage Association. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

Repurchase Agreements. The Portfolios may enter into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest. If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price to the Portfolio on the agreed delivery date, the Portfolio may incur costs in disposing of the security and may experience losses if there is any delay in its ability to do so.

Commercial Paper. (Prime Portfolio only) The Prime Portfolio invests only in "prime quality" commercial paper of corporations organized under the laws of the United States or any state thereof, including paper issued by bank holding companies and high quality asset-backed securities, with a maturity of 270 days or less. "Prime quality" shall be as rated by at least two of the following firms: Moody's Investors Service, Inc. ("Moody's"), within its Moody's rating of prime 1, Standard & Poor's Rating Services ("S&P"), within its rating of A-1, Fitch Investor's Services, Inc. ("Fitch"), within its rating of F-1, or by their corporate successors. The Prime Portfolio will not invest more than 35% of its total assets in commercial paper and not more than 5% of its assets will be invested in the commercial paper of any one issuer.

Corporate Notes and Bonds. (Prime Portfolio only) The Prime Portfolio may invest in bonds, notes and other evidences of indebtedness or obligations issued by corporations organized under the laws of the United States or any state having a remaining maturity of 397 days. All such debt obligations purchased by the Prime Portfolio will be rated at least Aa by Moody's and have a rating of at least AA by S&P. The Prime Portfolio may purchase variable and floating rate instruments.

Obligations of Banks. (Prime Portfolio only) The Prime Portfolio may purchase bankers' acceptances, certificates of deposit and negotiable bank deposit notes. Bankers' acceptances are time drafts or bills of exchange created to finance trade goods and "accepted" by either a domestic bank or a foreign bank with an agency domiciled in the United States. Certificates of deposit and bank deposit notes are securities evidencing deposits in domestic banks and domestic offices of foreign banks.

Certificates of deposit and bank deposit notes will be considered for purchase by the Prime Portfolio only if rated at least A-1 by S&P and P-1 by Moody's in the case of securities with maturities of one year or less. A rating of at least AA by S&P and Aa by Moody's will be required before any bank obligation with a remaining maturity of over one year will be considered for purchase by the Prime Portfolio. The Prime Portfolio will not invest in any bank obligation with a remaining maturity of more than 397 days.

Investment Objectives and Policies
--------------------------------------------------------------------------------

Floating-Rate and Variable-Rate Obligations. Debt obligations purchased by the Portfolios may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating-rate and variable-rate instruments may include certificates of participation in such instruments. These securities may have demand features which give the Portfolios the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.

Municipal Obligations. (Prime Portfolio only) The Prime Portfolio may invest in the bonds, notes and other evidences of indebtedness of municipal entities including any state of the United States or any city, county, town or district situated in any one of the states of the United States. See "Investment Policies" in the Statement of Additional Information for a discussion of additional criteria that municipal obligations must meet to be eligible for investment by the Prime Portfolio.

Securities Issued by Other Money Market Funds. Both the Prime Portfolio and the Federal Portfolio may invest to a limited extent in securities of other money market mutual funds provided that the instruments in which any such money market fund may invest are restricted to those in which the Prime Portfolio or the Federal Portfolio, as the case may be, would be permitted to invest directly. As a shareholder of another mutual fund, a Portfolio would bear its pro rata portion of that fund's expenses, including advisory fees, in addition to its own expenses. See "Investment Policies" in the Statement of Additional Information for further information on money market fund investments.

Portfolio Holdings. A description of the Corporation's policy concerning the disclosure of portfolio holdings information is set forth in the Portfolios' Statement of Additional Information ("SAI").

Investment Objectives and Policies
--------------------------------------------------------------------------------

Special Information About Cash Management For Municipalities and Institutions

The Portfolios' investment objectives and investment policies are consistent with the special cash management needs of institutions, such as universities, hospitals, and not-for-profit organizations, as well as municipalities, other governmental agencies and political subdivisions (collectively, "governmental units") that must manage investments conservatively. Governmental units that, like the Corporation, are located in Virginia, should note that the Portfolios invest only in those instruments in which such governmental units are permitted to invest directly under Sections 2.2-4501 through 2.2-4510 of the Code of Virginia, and that the Federal Portfolio also meets the investment restrictions for sinking funds under section 2.2-4500 of the Code of Virginia. The investment objective and investment policies of the Prime Portfolio are also consistent with the requirements applicable to investments by certain corporations and non-profit institutions, such as hospitals, higher education and cultural organizations located in Illinois. Specialized cash management features are available through the Portfolios, including the ability, without charge, to establish multiple accounts, the availability of detailed individual account information on request, and assistance in complying with specialized accounting and record keeping required under the Internal Revenue Code (the "Code") arbitrage rebate provisions applicable to the earnings on proceeds of tax-exempt bonds.

Valuation

Each Portfolio values its portfolio securities based on the amortized cost method of valuation in accordance with rules adopted by the Securities and Exchange Commission ("SEC"). Under this method, the Portfolios' shares are normally valued at $1.00 per share. The amortized cost method permits the Portfolios to establish the value of each security held in its portfolio based on its cost to the Portfolio and to assume a constant amortization rate to maturity of any discount or premium. Accordingly, this valuation method does not reflect the impact of fluctuating interest rates on the market value of the security. Using this method, the Adviser, on behalf of the Corporation, determines the NAV of each Portfolio as of 12:00 noon, Eastern Time, Monday through Friday exclusive of Federal holidays, (a "Business Day"). The Portfolios' NAV per share -- the price at which shares of the Portfolios are purchased and redeemed -- is determined by dividing the value of the net assets of each Portfolio by its total number of shares outstanding.

Management of the Corporation
--------------------------------------------------------------------------------

Board of Directors

The Corporation's Board of Directors has overall responsibility for supervising the business and affairs of each of the separate money market Portfolios offered by the Corporation, including oversight of those organizations retained by the Board of Directors to provide investment advisory, administration and distribution services to the Portfolios. These organizations are described below. In addition, the Board of Directors has appointed an Advisory Board. Members of the Advisory Board are not permitted to serve on the Corporation's Board of Directors or serve as officers of the Corporation. Members of the Advisory Board may, however, be employees of institutions or governmental units that are shareholders of the portfolios offered by the Corporation. The function of the Advisory Board is to consult with and to advise the Board of Directors as to matters relating to the business of the Corporation and the portfolios offered by the Corporation; the Advisory Board does not have the authority to bind the Corporation. The SAI sets forth the identity and other information about the Corporation's Board of Directors and members of the Advisory Board. Please refer to further information set forth in the SAI relating to the "Directors and Officers" of the Corporation.

Investment Advisory, Administration and Transfer Agency Arrangements

PFM Asset Management LLC ("PFM Asset Management"), the principal offices of which are located at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044, serves as the investment adviser of the Portfolios pursuant to the terms of separate advisory agreements relating to each Portfolio (the "Advisory Agreements"). PFM Asset Management, an investment adviser registered under the Investment Advisers Act of 1940, as amended, is under common ownership with Public Financial Management, Inc. ("PFM"), a financial advisory firm.

In the aggregate, PFM Asset Management and PFM have acted as financial advisers and/or investment advisers to more than 8,000 cities, townships, boroughs, counties, school districts and authorities and health and higher education institutions in 35 states. PFM Asset Management had more than $22 billion in discretionary funds under management as of September 30, 2005. Together, these companies provide their clients with financial, investment advisory, and cash management services. Prior to July 31, 2002, PFM served as the investment adviser to the Prime Portfolio.

Under the Advisory Agreements, PFM Asset Management is responsible for providing a continuous investment program and computing the NAV for the Portfolios, as well as maintaining the books of account and related records. All expenses incurred by PFM Asset Management in connection with the provision of such services to the Portfolios, other than the cost of securities (including brokerage commissions, if any) purchased by the Portfolios, will be paid by PFM Asset Management. As compensation for its services under the Advisory Agreements, PFM Asset Management is entitled to receive from each Portfolio an annual fee, based on the average daily net assets of the respective Portfolio. The fee is accrued daily and payable monthly, in accordance with the following schedule:

      For the first $200 million of assets                     .12 of 1%
      For assets over $200 up to $400 million                  .10 of 1%
      For assets over $400 million up to $600 million          .09 of 1%
      For assets over $600 million                             .08 of 1%

For the fiscal year ended June 30, 2005, the fees paid (after fee waivers) to PFM Asset Management by the Prime Portfolio and the Federal Portfolio under the Advisory Agreements represented 0.10% and 0.06% of net assets, respectively. A discussion regarding the basis for the Board of Directors approval of the Advisory Agreements will be included in the Portfolios' next semi-annual report to shareholders.

Management of the Corporation
--------------------------------------------------------------------------------

PFM Asset Management also provides certain administrative services to the Portfolios pursuant to the terms of an administration agreement ("Administration Agreement"). Under the Administration Agreement, PFM Asset Management provides all necessary administrative services, other than those relating to each Portfolio's investment portfolio and the maintenance of its accounting books and records. The Administration Agreement requires PFM Asset Management to provide office space and facilities, equipment and personnel necessary for the operation of the Portfolios, (including the salaries of each of those directors, officers and employees of the Corporation who are affiliated persons of the Adviser); oversee the preparation of tax returns, reports to shareholders and the Board of Directors, and filings with the SEC and state "Blue Sky" authorities; and coordinate the activities of other service providers. As compensation for its services under the Administration Agreement, PFM Asset Management is entitled to a fee, accrued daily and payable monthly, at the annual rate of 0.05% of the average daily net assets of each Portfolio. In addition, PFM Asset Management serves as transfer agent for each of the Portfolios under the terms of a transfer agency agreement ("TA Agreement"). For transfer agency services to the IllinoisPrime Shares, PFM Asset Management ("Transfer Agent") is entitled to a fee, accrued daily and payable monthly, at the annual rate of 0.05% of the average daily net assets of IllinoisPrime Shares of the Prime Portfolio. For transfer agency services for the Institutional Class Shares of the Prime Portfolio and the Federal Portfolio there is no separate fee, but the Transfer Agent is entitled to reimbursement of out-of-pocket expenses incurred in performing its duties under the TA Agreement.

Unless expressly assumed by PFM Asset Management under the agreements discussed above or by the Distributor (see below) all expenses incurred in the operation of the Portfolios are paid by the Portfolios, including but not limited to, legal and audit expenses, fees and expenses of the Portfolios' custodian bank, certain costs associated with the distribution of shares of the Portfolios (including the cost of the preparation and setting in type of its prospectus and reports to shareholders and the costs of printing and distributing those copies of the prospectus and reports sent to shareholders), fees associated with the registration of the Portfolios' shares under Federal and state securities laws, and interest, taxes and other non-recurring or extraordinary expenses, including litigation.

Fee waivers and/or expense reimbursements may be undertaken by PFM Asset Management on a voluntary basis.

Distributor and Other Service Providers

Shares of the Prime Portfolio and the Federal Portfolio are offered on a continuous basis through PFM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, pursuant to the terms of an agreement ("Distribution Agreement") between the Distributor and the Corporation. The Portfolios have also adopted the 12b-1 Plan. To the extent any payments are made from the Portfolio's assets pursuant to the 12b-1 Plan on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Under the Distribution Agreement, the Distributor is required to bear all of the costs associated with distribution of shares of the Fund, including the incremental cost of printing and mailing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of printing, distributing and publishing sales literature and advertising materials; except for certain expenses under the 12b-1 Plan which are approved by the Board of Directors and paid by the Portfolio.

Under the 12b-1 Plan, distribution expenses relating to a particular Portfolio are borne by that Portfolio. Expenses relating to both Portfolios are allocated between the Portfolios on a pro-rata basis, subject to the review of the Board at each of its quarterly meetings.

Funds for the purchase of shares are deposited with and securities are held by Wachovia Bank, N.A. as Custodian (the "Custodian").

Shareholder Information
--------------------------------------------------------------------------------

How to Purchase and Redeem Shares

Purchases

Shares of the Portfolios are offered on a continuous basis at the NAV next determined after an order is entered and deemed effective on the basis described below under "When Shares Are Purchased and Dividends Declared and Paid." There is no sales charge. Shares may be purchased through the Transfer Agent or the Distributor. Shares of the Portfolios are available to institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations.

Institutional Class Shares and IllinoisPrime Shares have different expenses and other characteristics, as described below.

Institutional Class Shares                                 IllinoisPrime Shares
--------------------------                                 --------------------
o   $10 million minimum investment(1) and         o        No minimum investment

o   $10 million average balance(1)                o        No minimum balance

     OR

o Institutions that participate in certain programs sponsored by PFM Asset Management(2)

(1) Based on value of single account, aggregate value of related accounts or, under appropriate circumstances, anticipated investment during the 13 month period following the initial investment ("letter of intent option").

(2)   See Additional Purchase Information, below, for further information.

The Corporation reserves the right to increase or decrease the minimum amount required to open and maintain an account or add to an existing account, without prior notice.

Illinois Program

IllinoisPrime Shares of the Prime Portfolio are made available for purchase by certain corporations and non-profit institutions, such as hospitals, higher education and cultural organizations, as part of the Illinois Finance Authority Investment Management and Arbitrage Rebate Program (the "Program") to facilitate the investment of proceeds (and related funds) from the issuance of bonds by the Illinois Finance Authority (the "IFA") and other Illinois issuers. The IFA, as sponsor and endorser of the Program, oversees the operations of the Program and facilitates the collection and transmittal of information regarding Program participants and potential Program participants. In consideration of these Program-related services, the Adviser pays a fee to the IFA that is computed daily and paid quarterly at the annual rate of 0.05% of the net assets of the Prime Portfolio attributable to IllinoisPrime Shares. The fee is paid by the Adviser from its own resources, and is not an expense of the Corporation or of the Prime Portfolio.

Opening Account(s)

A properly completed application (the "Application") must be sent to the Distributor at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044 to open a new account. A properly completed Application must be received by the Transfer Agent before a deposit or a redemption request will be honored.

Shareholder Information
--------------------------------------------------------------------------------

Initial investments may be made in either of two convenient ways:

1. By Mail. The Transfer Agent can provide instructions on how to invest by check. Checks will be deposited when received by the Custodian and proceeds will be invested when they are converted to Federal Funds. This procedure may take two or more Business Days. Instructions for depositing checks by mail are available by contacting the Transfer Agent at (800) 338-3383.

2. By Wire. Payment may be wired in Federal Funds (money credited to a bank account with a Federal Reserve Bank) to the Portfolios' Custodian. To insure prompt and proper crediting to its account, a Shareholder choosing to place money in the Portfolios by wire should telephone the Transfer Agent in advance at (800) 338-3383, and wire funds to:

                               Wachovia Bank, N.A.
                               Richmond, Virginia
                                 ABA# 051400549
               for credit to (Portfolio Name and Class of Shares)
               Account No 2079900437663 (for the Prime Portfolio)
                                       or
              Account No 2018414226538 (for the Federal Portfolio)

Additional Investments

Additional investments may be made in any amount after an account has been established by calling a Fund representative at 1-800-338-3383 and mailing to the Portfolios' Custodian a check, money order or negotiable bank draft, made payable to the appropriate Portfolio to the following address:

                               Wachovia Bank, N.A.
                           Two James Center, 7th Floor
                           1021E Cary Street, VA 9620
                            Richmond, Virginia 23219
                          Attn: Richard H. Grattan, SVP

Additional investments may also be made by wiring funds (to the address indicated above under "By Wire") after calling the Transfer Agent in advance, as described above, or by initiating a transaction through the Portfolios' website at www.ccrf.net. In each case, the shareholder should indicate the name and account number to insure prompt and proper crediting of the account.

Additional Purchase Requirements

Institutions whose participation in programs sponsored by PFM Asset Management would enable them to purchase Institutional Class Shares include: participants in the Virginia AIM Program and Virginia SNAP(R) Program; certain clients of PFM Asset Management that do not anticipate a high volume of transactions; shareholders who are spending down bond proceeds after having initially qualified to purchase Institutional Class Shares; and investors who were shareholders of either of the portfolios as of January 1, 2004 and have maintained a continuous investment since that time.

Institutions eligible to purchase IllinoisPrime Shares of the Prime Portfolio include certain Illinois corporations and non-profit institutions.

Shareholder Information
--------------------------------------------------------------------------------

When Shares Are Purchased and Dividends Declared and Paid

The Portfolios seek to be as fully invested as possible at all times to achieve high income. As the Portfolios will be investing in instruments that normally require same day payment in Federal Funds, the Portfolios have adopted certain procedures for the convenience of investors and to insure that each Portfolio has investable funds available to it.

The net asset value per share of each of the Portfolios is determined each Business Day as of 12:00 noon, Eastern Time. A purchase of shares of a Portfolio will be effected at the NAV per share next determined after receipt of the purchase order in "good order." "Good order" means receipt by the Transfer Agent of an acknowledged notification (written or verbal) and completed registration forms and receipt by the Custodian of full payment in Federal Funds. Wire payments not in Federal Funds will normally be converted into Federal Funds on the Business Day after receipt of the wire by the Custodian. Payments transmitted by check will normally be converted to Federal Funds within one day after receipt by the Custodian. All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank. Shares will begin earning dividends starting on the day the shares are purchased and dividends will not be accrued on the day on which the shares are redeemed. All dividends will be invested in additional shares of the Portfolio.

Confirmations

All purchases of shares will be confirmed and credited to the Shareholder in an account maintained by the Portfolio in full and fractional shares of the appropriate Portfolio (rounded to the nearest 1/1000 of a share). Share certificates will not be issued. The Corporation reserves the right to reject any order for purchase of shares. In addition, the offering of shares may be suspended at any time (although this is not expected to occur) and resumed at any time thereafter.

Redemptions

The Portfolios provide day to day liquidity on any Business Day. Shareholders may redeem their investment, in whole or in part, on any Business Day upon receipt by the Corporation in the proper form (i.e., use of one of the redemption methods described below) of a redemption request. Except for shares recently purchased by check, as discussed below, there is no minimum time period for any investment in the Portfolios. There are no redemption fees or withdrawal penalties. A completed Application must have been received by the Corporation before redemption requests of any kind will be honored.

Convenient Redemption Methods

A Shareholder has the flexibility of four redemption methods for easy and convenient access to the Portfolios. Under the first two methods, for security reasons, cash proceeds from redemptions are sent only to the predesignated bank account(s) of the Shareholder. Such payments will be wired to the Shareholder's predesignated bank account in accordance with the Shareholder's instructions.

1. By Mail. Redemptions may be requested by a letter of instruction from the Shareholder signed by an authorized signatory or signatories of the Shareholder, indicating the account number, amount to be redeemed, and payment directions sent to:

                      (Portfolio Name and Class of Shares)
                      Commonwealth Cash Reserve Fund, Inc.
                  c/o PFM Asset Management LLC, Transfer Agent
                          One Keystone Plaza, Suite 300
                          North Front & Market Streets
                            Harrisburg, PA 17101-2044

Shareholder Information
--------------------------------------------------------------------------------

The mailed redemption should contain the following information:

*     Portfolio Name.
*     Class of Shares.
*     Account Number.
* Dollar amount or number of shares to be redeemed or a statement that all of the shares are to be redeemed.
* Payment instructions (redemption proceeds will be wired to a Shareholder's bank account designated by the Shareholder in the Application and specified in the redemption request).
*     Authorized signatures of the Shareholder.

2. By Telephone or Internet. The Portfolios will accept telephone or Internet requests for redemption for payment to predesignated bank accounts. Such requests must be made by an authorized person. The account number and amount to be redeemed must be supplied by the Shareholder. To redeem by telephone, call:
1-800-338-3383. After receiving user and password information, Shareholders may request redemptions over the Internet at www.ccrf.net.

If the telephone or Internet redemption request is received prior to 12:00 noon, Eastern Time, funds will be wired to the Shareholder's designated account on that same Business Day. Requests received after 12:00 noon will be processed on the next day that NAV is determined. Funds will remain invested in the Portfolios until the day that they are wired. The commercial bank account information supplied to the Corporation must be in the exclusive name of the Shareholder or the Shareholder's agent. The Shareholder may at any time change or add designated bank accounts by completing and returning a form available from the Corporation.

3. By ACH. Upon request, the Transfer Agent will utilize the Automated Clearing House to make payments to a Shareholder's account. Shareholders wishing to utilize this service should obtain the necessary authorization forms and instructions from the Transfer Agent. Shareholders should contact the Transfer Agent at 1-800-338-3383 by 2:30 P.M., Eastern Time, on the Business Day before the desired payment settlement in order to request payments by ACH.

4. By Redemption Check. The Custodian will provide each shareholder who requests checkwriting, without charge, with a book of redemption checks. A shareholder wishing to use this redemption check procedure should notify the Corporation or so indicate on the Application and will thereupon be issued redemption checks for this purpose. Redemption checks may be signed only by those authorized on the Application.

The Shareholder will be subject to applicable banking rules and regulations, but there is no charge to the Shareholder for the maintenance of this redemption check writing privilege or for clearing any redemption checks. The Shareholder may have a redemption checking privilege for each separate account. When a redemption check is presented to the Custodian for payment, the Transfer Agent will cause the appropriate Portfolio to redeem a sufficient number of full and fractional shares in the Shareholder's account to cover the amount of the redemption check. The redemption check procedure enables the Shareholder to continue receiving dividends on those shares which are equal to the amount being redeemed by the redemption check until such time that the redemption check is presented to the Custodian for payment.

A Shareholder should be certain that adequate Portfolio shares (which were not recently purchased by check) are in the account to cover the redemption check. See "Redemption Procedures" below for special requirements as to Portfolio shares recently purchased by check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." Redemption checks may not be used to close an account. This privilege may be modified or terminated at any time by the Corporation or the Custodian upon notice to shareholders.

Shareholder Information
--------------------------------------------------------------------------------

Redemption Procedures

Redemption of shares will occur at the next determined NAV following the receipt of a request for redemption in proper form (as discussed above in "Convenient Redemption Methods") by the Corporation. If received before 12:00 noon, a redemption request will normally be processed on the Business Day it is received and except as set forth below, no more than seven days after a proper request for redemption is received. Redemption requests for shares purchased by a check (irrespective of whether the check is a regular check, cashier's or official bank check) within the prior fifteen days will be processed as stated above; however, payment of redemption proceeds relating to shares purchased by check within fifteen days of the date on which the redemption request was received may be delayed by the Corporation until a determination is made that the check given in purchase has cleared, which may be up to fifteen days from the purchase date. Using wire payments in Federal Funds or Federal Reserve Drafts to pay for purchases can eliminate possible delays in redemptions.

If the Board of Directors of the Corporation determines that it would be detrimental to the best interest of the remaining shareholders to make payment wholly in cash, the Corporation may pay the redemption price from the investment holdings of the Portfolios, in lieu of cash, in conformity with the rules of the SEC. It should be noted that the management of the Portfolios considers the prospect highly remote that the Portfolios would redeem shares using this "in kind" provision.

Frequent Purchases and Redemptions of Fund Shares

The Board of Directors has determined not to adopt a policy regarding the frequent purchase and redemption of Portfolio shares because each Portfolio invests exclusively in money market instruments. Moreover, each Portfolio has adopted policies designed to stabilize its share price at $1.00. Under these circumstances, it is not expected that the frequent purchase and redemption of shares will adversely impact the Portfolios.

Dividend, Tax and Related Information

Dividends

All of the Portfolios' net income is declared daily as a dividend and paid monthly on the last Business Day of each month in additional shares at the NAV (ordinarily $1.00 per share). The Portfolios' earnings for Saturdays, Sundays and holidays are declared on the previous Business Day. All dividends will be re-invested in additional shares of the Portfolios unless specific instructions are received to pay dividends in cash. Each shareholder will receive, on a monthly basis, a summary of its account(s), including information on dividends declared during the month and the shares credited to the account(s) through reinvestment of dividends. A shareholder who redeems all of its shares receives, on the next dividend payment date, the amount of all dividends declared for the month to the date of redemption.

Daily dividends are calculated as follows: the net income for dividend purposes will be calculated immediately prior to the calculation of the NAV and will include accrued interest and original issue and market discount earned since the last evaluation, plus or minus any realized gains or losses (which are not included in the Portfolio's yield), less the estimated expenses of the shares of the Portfolio and amortized original issue and market premium for the period. Under this dividend policy, the daily dividend declared on the Portfolios' shares will fluctuate.

Taxes

Taxation of the Portfolios

Shareholder Information
--------------------------------------------------------------------------------

Each Portfolio has elected, or intends to elect, as applicable, to be classified and intends to continue to qualify as a "regulated investment company" under Subchapter M ("Subchapter M") of the Code and distribute all of its taxable income. If the Portfolios so qualify, they will not pay Federal income taxes on their net investment income and net realized capital gains they distribute. If the Portfolios have any net long-term capital gains, the Portfolios intend to pay a capital gains distribution in accordance with the timing requirements imposed by Subchapter M.

Taxation of Shareholders
Dividends of net investment income and distributions of net realized capital gains are generally taxable to shareholders (except tax-exempt shareholders) whether they are received in cash or reinvested in shares of the Portfolios. Shareholders will be notified annually as to the Federal tax status of dividends or distributions paid. Redemptions of Portfolio shares may result in taxable gain to the redeeming shareholder if the redemption proceeds exceed the shareholder's adjusted basis for the redeemed shares.

Section 115(1) of the Code provides that gross income does not include income derived from the exercise of any essential government function accruing to a state or any of its political subdivisions. State and municipal investors should consult their tax advisors to determine any limitations on the applicability of
Section 115(1) to earnings from their investments in the Portfolios. A portion of earnings derived from the investment of funds which are subject to the arbitrage limitations or rebate requirements of the Code may be required to be paid to the U.S. Treasury.

Federal income tax law requires the Corporation to withhold a "backup withholding" tax at the then-current rate from dividends and redemptions (including exchanges) that occur with respect to shareholder accounts if the shareholder has not properly furnished a correct taxpayer identification number and has not certified that withholding does not apply.

The foregoing summarizes certain Federal tax considerations relating to taxation of each Portfolio and its shareholders. The summary does not discuss all aspects of Federal income taxation that may be relevant to a particular shareholder based upon the shareholder's particular investment circumstances or to certain types of shareholders subject to special treatment under the Federal income tax laws.

STATE AND LOCAL TAXES. Dividends and other distributions paid by a Portfolio and received by an investor may be subject to state and local taxes. Although shareholders do not directly receive interest on U.S. government securities held by the Portfolio, certain states and localities may allow the character of the Portfolio's income to pass through to shareholders. If so, the portion of dividends paid by the Portfolio that is derived from interest on certain U.S. government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. government securities does not constitute interest on U.S. government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. government securities in which the Portfolios may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. government securities.

The discussion set forth above regarding federal, state and local income taxation is included for general information only. You should consult your tax advisor concerning the federal, state and local tax consequences of an investment in a Portfolio.

Reports to Shareholders; Independent Registered Public Accounting Firm

Shareholders will receive annual reports containing financial statements audited by independent auditors and semi-annual reports containing unaudited financial statements. In addition, the Corporation provides for each Shareholder account (including multiple accounts): confirmations of all investment or redemption transactions, individual monthly account statements, and individual account information upon request.

Shareholder Information
--------------------------------------------------------------------------------

Ernst & Young LLP, located at Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, Pennsylvania 19103, currently serves as the Portfolios' independent registered public accounting firm.

Financial Highlights
--------------------------------------------------------------------------------

IllinoisPrime Shares of the Prime Portfolio have not yet been issued as of the date of this Prospectus and have no performance history. For this reason, the tables that follow only present performance information about Institutional Class Shares of the Portfolios.

The financial highlights table is intended to help you understand the financial performance of the Institutional Class Shares of the Prime Portfolio for the past four years ended March 31, 2004, the three months ended June 30, 2004 and the year ended June 30, 2005, and the Institutional Class Shares of the Federal Portfolio since the Federal Portfolio's inception. Certain information reflects financial results for a single share. The total returns in the tables represent the rates that an investor would have earned on an investment in Institutional Class Shares of the Prime Portfolio and Federal Portfolio, respectively. The financial highlights for the year ended June 30, 2005, the three months ended June 30, 2004, and the fiscal years ended March 31, 2004, 2003, 2002, and 2001 have been audited by Ernst & Young LLP. These financial highlights, along with the Portfolios' financial statements, are included in the Portfolios' Annual Reports for the year ended June 30, 2005, which is incorporated by reference in the Statement of Additional Information, which is available upon request.

Institutional Class Shares - Prime Portfolio

                                                   April 1,
                                         Year        2004
                                        Ended      through                    Year Ended March 31,
For a Share Outstanding Throughout     June 30,    June 30,       --------------------------------------------
  Each Period                            2005        2004           2004        2003        2002        2001
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $  1.000    $  1.000       $  1.000    $  1.000    $  1.000    $  1.000
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
   Net Investment Income                  0.020       0.002          0.010       0.016       0.031       0.062
--------------------------------------------------------------------------------------------------------------
    Total From Operations                 0.020       0.002          0.010       0.016       0.031       0.062
--------------------------------------------------------------------------------------------------------------
Less: Distributions
--------------------------------------------------------------------------------------------------------------
   Net Investment Income                 (0.020)     (0.002)         0.010)     (0.016)     (0.031)     (0.062)
--------------------------------------------------------------------------------------------------------------
    Total Distributions                  (0.020)     (0.002)        (0.010)     (0.016)     (0.031)     (0.062)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $  1.000    $  1.000       $  1.000    $  1.000    $  1.000    $  1.000
==============================================================================================================
Total Return                               2.05%       0.24%(1)       1.03%       1.65%       3.12%       6.46%
==============================================================================================================
Ratios/Supplemental Data
Net Assets, End of Period (000)        $197,189    $369,129       $332,147    $292,913    $249,044    $252,502

Ratio of Expenses to Average
   Net Assets                              0.15%       0.15%(2)       0.15%       0.15%       0.15%       0.15%

Ratio of Expenses to Average
   Net Assets Before Fee Waivers           0.22%       0.22%(2)       0.21%       0.22%       0.23%       0.24%

 Ratio of Net Investment Income
    to Average Net Assets                  1.96%       0.96%(2)       1.02%       1.57%       3.07%       6.24%

Ratio of Net Investment Income
   to Average Net Assets Before
   Fee Waivers                             1.89%       0.89%(2)       0.96%       1.50%       2.99%       6.15%
==============================================================================================================

Financial Highlights
--------------------------------------------------------------------------------

Institutional Class Shares - Federal Portfolio

                                                                                   April 1, 2004         May 19, 2003(3)
                                                                Year Ended            Through               Through
for a Share Outstanding Throughout the Period                  June 30, 2005       June 30, 2004         March 31, 2004
------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, Beginning of Period                        $         1.000     $         1.000        $         1.000
------------------------------------------------------------------------------------------------------------------------
 Income From Investment Operations
    Net Investment Income                                               0.020               0.002                  0.008
------------------------------------------------------------------------------------------------------------------------
     Total From Operations                                              0.020               0.002                  0.008
------------------------------------------------------------------------------------------------------------------------
 Less: Distributions
------------------------------------------------------------------------------------------------------------------------
    Net Investment Income                                              (0.020)             (0.002)                (0.008)
------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                               (0.020)             (0.002)                (0.008)
------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, End of Period                             $         1.000     $         1.000        $         1.000
========================================================================================================================
 Total Return                                                            2.01%               0.22%(1)               0.83%
========================================================================================================================
 Ratios/Supplemental Data
 Net Assets, End of Period (000)                              $        66,229     $        59,908        $       106,749

 Ratio of Expenses to Average Net Assets                                 0.15%               0.14%(2)              0.13%t

 Ratio of Expenses to Average Net Assets Before Fee Waivers              0.27%               0.31%(2)              0.25%t

  Ratio of Net Investment Income to Average Net Assets                   2.01%               0.88%(2)              0.95%t

 Ratio of Net Investment Income to Average Net Assets
    Before Fee Waivers                                                   1.89%               0.71%(2)              0.83%t
========================================================================================================================

(1)   Unannualized

(2)   Annualized

(3)   Date of Commencement of Operations

--------------------------------------------------------------------------------
                         Application to Open an Account
--------------------------------------------------------------------------------

Commonwealth Cash Reserve Fund, Inc.
c/o PFM Asset Management LLC, Transfer Agent
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, PA  17101-2044

                                             Dated: ___________________, 20_____

The undersigned Investor hereby applies for shares of the Commonwealth Cash Reserve Fund, Inc. (the "Fund") portfolio identified below:

|_| CCRF Prime Portfolio
    |_| Institutional Shares
    |_| IllinoisPrime Shares

|_| CCRF Federal Portfolio

By execution of this form, which may be in confirmation of verbal information already given, the Investor represents and warrants that the Investor has the full power and authority to make investments, that the assets being invested are not subject to any restrictions under an indenture or other agreement that prohibits investment in the selected portfolio, and that the funds invested are of a type authorized for this investment as described in the Prospectus. The persons signing on behalf of an investor warrant that they are authorized to make investments on behalf of the Investor. All persons signing represent that they have received and read the Fund's current Prospectus. The Investor appoints PFM Asset Management LLC as Transfer Agent to record the receipt of dividends and distributions and arrange for automatic reinvestment, and appoints Wachovia Bank, N.A. as Custodian, to hold all instruments and money owned by the Investor in the Fund and to receive interest and other income thereon.

The establishment of this account is subject to acceptance by the Fund and is subject to the conditions under "How To Purchase and Redeem Shares" and other provisions contained in the Prospectus.

------------------------------------
Authorized Signature

------------------------------------
Title

For Account Service and Redemption: Call 1-800-338-3383

--------------------------------------------------------------------------------
                            Shareholder Information
--------------------------------------------------------------------------------

Legal Name

--------------------------------------------------------------------------------
Street Address

--------------------------------------------------------------------------------
Street Address (2)

--------------------------------------------------------------------------------
City                                    State                   ZIP

================================================================================
Primary Contact Name                            Title

--------------------------------------------------------------------------------
Phone Number                                    Fax Number

--------------------------------------------------------------------------------
Email Address

================================================================================
Secondary Contact Name                          Title

--------------------------------------------------------------------------------
Phone Number                                    Fax Number

--------------------------------------------------------------------------------
Email Address

================================================================================
Send Account Statements and Confirms to:

Street Address

--------------------------------------------------------------------------------
Street Address(2)

--------------------------------------------------------------------------------
City                                    State                   ZIP

--------------------------------------------------------------------------------
Email Address

================================================================================
Send Duplicate Account Statements to:

--------------------------------------------------------------------------------
Street Address

--------------------------------------------------------------------------------
Street Address(2)

--------------------------------------------------------------------------------
City                                    State                   ZIP

--------------------------------------------------------------------------------
Email Address

================================================================================

--------------------------------------------------------------------------------
                            Withdrawal Instructions
--------------------------------------------------------------------------------

|_| Check Redemption. [Not available to IllinoisPrime Shareholders] Please establish a Redemption Checking Account at Wachovia Bank, N.A. and send us a supply of Redemption Checks. We understand this checking account will be subject to the rules and regulations of Wachovia Bank, N.A. pertaining thereto, as amended from time to time, except that there will be no service fees or other charges imposed on the Investor. We understand that checks may only be signed by those persons authorized on this Application.

|_| Electronic Funds Transfer to Predesignated Banks. Redemption by wire transfer or ACH is requested. Wachovia Bank, N.A. is authorized to honor telephonic or written instructions without signature guarantees from any person for redemption of any or all Fund shares so long as redemption proceeds are transmitted to one of the accounts identified below.

================================================================================
Bank Name                               Bank's ABA
                                        Routing Number

--------------------------------------------------------------------------------
Bank Address

--------------------------------------------------------------------------------
Title of Account at Bank (Must be the same as that in which the Fund shares are recorded)

--------------------------------------------------------------------------------
Account Number

================================================================================
Bank Name                               Bank's ABA
                                        Routing Number

--------------------------------------------------------------------------------
Bank Address

--------------------------------------------------------------------------------
Title of Account at Bank (Must be the same as that in which the Fund shares are recorded)

--------------------------------------------------------------------------------
Account Number

================================================================================
Bank Name                               Bank's ABA
                                        Routing Number

--------------------------------------------------------------------------------
Bank Address

--------------------------------------------------------------------------------
Title of Account at Bank (Must be the same as that in which the Fund shares are recorded)

--------------------------------------------------------------------------------
Account Number

================================================================================

--------------------------------------------------------------------------------
                      Taxpayer Identification Number (TIN)
--------------------------------------------------------------------------------

If the information required by this section is not provided, the current IRS Backup Withholding Rate of taxable dividends, capital gains distributions and proceeds of redemptions and exchanges will be imposed under federal tax regulations.

--------------------------------------------------------------------------------
Enter your TIN (Social Security number of
individuals or employer I.D. number of          -------------------------------
entities, including corporations,
partnerships, estates and trusts):              -------------------------------

--------------------------------------------------------------------------------
Check all applicable boxes:

      |_| I have not been notified by the IRS that I am currently subject to Backup Withholding.

      |_|   I am an exempt recipient.

      |_|   I am neither a citizen nor a resident of the United States.

--------------------------------------------------------------------------------
                            Signature Authorization
--------------------------------------------------------------------------------

PFM Asset Management LLC is hereby authorized to act as agent for the recorded owner of the shares in effecting purchases and redemptions of shares and is authorized to recognize the signature(s) below in payment of funds resulting from such redemptions on behalf of the recorded owner of such shares, including redemptions, if any, made by Redemption Check. PFM Asset Management LLC shall be liable only for its own negligence and not for the default or negligence of its correspondents, or for losses in transit.

Under penalties of perjury, I (we) certify that the information provided in the TIN section of this application is true, correct and complete.

I (we) certify to my (our) capacity to act in behalf of the entity named above, to invest, and if applicable, to open a checking account based on shares of the Fund.

--------------------------------------------------------------------------------
Name (Please print)                Title             Signature

--------------------------------------------------------------------------------
Name (Please print)                Title             Signature

--------------------------------------------------------------------------------
Name (Please print)                Title             Signature

--------------------------------------------------------------------------------
Name (Please print)                Title             Signature

================================================================================
Number of signatures required for
redemption requests

================================================================================
Name of Investor, Trustee or other Fiduciary

--------------------------------------------------------------------------------
Signature of Applicant                          Date

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                    Additional Information for Bond Proceeds
---------------------------------------------------------------------------------------------------------

Type of Bond Issue   |_| General Obligation |_| Revenue |_| Certificate of Participation (COP)

---------------------------------------------------------------------------------------------------------
Name and Full Title of Bond Issue

---------------------------------------------------------------------------------------------------------
Purpose of Bond Issue                           Date Bond Issue Settled

=========================================================================================================

1.    Original proceeds of the bonds (par, less any bond and underwriting
      discount, plus any premium and accrued interest):                         $
                                                                                ------------------------
2.    Total amount of bond proceeds available for deposit                       $
                                                                                ========================
3.    Difference between lines 1 and 2, if any.                                 $
---------------------------------------------------------------------------------------------------------
Difference results from:  |_| Reimbursement on closing date for prior advances

                          |_| Payment on closing date of accumulated invoices then due and payable

                          |_| Other ______________________________________________________________
---------------------------------------------------------------------------------------------------------
Names and amounts of other related bond funds, (i.e., debt service, sinking fund, debt service reserve fund, revenue fund, or other funds that are or may be deemed to be proceeds of the bond issue), if any:

---------------------------------------------------------------------------------------------------------
Final Maturity Date of Bonds:                    Bond Year Election (if applicable):
=========================================================================================================
Bond yield calculated pursuant to the Rebate Regulations (%)
=========================================================================================================
Is the 6-month exception applicable to this issue?                           |_| Yes   |_| No
If yes, what are the estimated earnings?     $______________________________
---------------------------------------------------------------------------------------------------------
Is the 18-month exception applicable to this issue?                          |_| Yes   |_| No
If yes, what are the estimated earnings?     $______________________________
---------------------------------------------------------------------------------------------------------
Is the construction exception (24 month spenddown) applicable to this issue? |_| Yes   |_| No
---------------------------------------------------------------------------------------------------------
If the 24 month spenddown is applicable, has the issuer elected to pay a     |_| Yes   |_| No
penalty in lieu of rebate?
---------------------------------------------------------------------------------------------------------
Is the small issuer exception ($5,000,000/$15,000,000) applicable to         |_| Yes   |_| No
this issue?
---------------------------------------------------------------------------------------------------------
If deposit is not made at settlement, has any portion of the                 |_| Yes   |_| No
issue been refunded?
---------------------------------------------------------------------------------------------------------
Please provide copies of the following bond documents:

             |_| IRS Form 8038-G       Arbitrage or Tax Certificate

             |_| Official Statement    Trust Indenture, if applicable

---------------------------------------------------------------------------------------------------------
Name of Bond Counsel                                                    Contact

---------------------------------------------------------------------------------------------------------
Street Address                                                       City

---------------------------------------------------------------------------------------------------------
State                           Zip                                Phone Number

---------------------------------------------------------------------------------------------------------

For More Information

Additional information about the Portfolios and the securities in which each Portfolio invests can be found in the SAI. The SAI is incorporated into this prospectus by reference, which means that it is legally considered to be part of this prospectus.

Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders, which are available, free of charge, on the Portfolios' internet site at www.ccrf.net. You can obtain free copies of the SAI, request other information and get answers to your questions by calling the Distributor at 800-338-3383, by writing to Commonwealth Cash Reserve Fund, Inc., 4350 North Fairfax Drive, Suite 580, Arlington, VA 22203 or via the Internet at www.ccrf.net.

To invest or make additional deposits in the Portfolios, to redeem shares, or for yield information or general account inquires, contact the Portfolio's Transfer Agent at 800-338-3383.

To request new account applications or to invest in the Portfolios, please contact the Portfolio's Distributor, PFM Fund Distributors, Inc. at 800-338-3383.

You can review and copy the Portfolios' reports and SAI at the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Reports and other information about the Portfolios' are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

              The Corporation's Investment Company Act File number is 811-04933.